Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000202310
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BPRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 1,833,155,966
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202308
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[2]
AssetsNet	$ 1,833,155,966
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202309
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BPRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$100	1.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.98%	[3]
AssetsNet	$ 1,833,155,966
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202311
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Class K Shares
Trading Symbol	BPLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 1,833,155,966
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202266
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	BSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[5]
AssetsNet	$ 42,535,460,096
Holdings Count | Holding	8,235
InvestmentCompanyPortfolioTurnover	498.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202264
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	BASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[6]
AssetsNet	$ 42,535,460,096
Holdings Count | Holding	8,235
InvestmentCompanyPortfolioTurnover	498.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202265
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	BSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[7]
AssetsNet	$ 42,535,460,096
Holdings Count | Holding	8,235
InvestmentCompanyPortfolioTurnover	498.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202267
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	BSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[8]
AssetsNet	$ 42,535,460,096
Holdings Count | Holding	8,235
InvestmentCompanyPortfolioTurnover	498.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.